Schedule of Positions in Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative assets, fair value	$ 943		$ 1,159		$ 1,530
Derivative liabilities, fair value	803		930		1,194
Designated As Hedging Instrument
Derivative [Line Items]
Derivative assets, fair value	367		513		724
Derivative liabilities, fair value	153		133		45
Designated As Hedging Instrument | Cash Flow Hedges
Derivative [Line Items]
Derivative assets, fair value	363		470		649
Derivative liabilities, fair value	153		133		44
Designated As Hedging Instrument | Cash Flow Hedges | Interest rate swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	315		414		602
Designated As Hedging Instrument | Cash Flow Hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	50		27		1
Designated As Hedging Instrument | Cash Flow Hedges | Inflation indexed swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0		0
Designated As Hedging Instrument | Cash Flow Hedges | Inflation indexed swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	95		105		43
Designated As Hedging Instrument | Cash Flow Hedges | Foreign currency swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	9		3		0
Designated As Hedging Instrument | Cash Flow Hedges | Foreign currency swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	8		1		0
Designated As Hedging Instrument | Cash Flow Hedges | Forward bond purchase commitments | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	39		53		47
Designated As Hedging Instrument | Cash Flow Hedges | Forward bond purchase commitments | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0		0
Designated As Hedging Instrument | Fair value hedges
Derivative [Line Items]
Derivative assets, fair value	4		43		75
Derivative liabilities, fair value	0		0		1
Designated As Hedging Instrument | Fair value hedges | Interest rate swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	4		12		43
Designated As Hedging Instrument | Fair value hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0		1
Designated As Hedging Instrument | Fair value hedges | Foreign currency swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		31		32
Designated As Hedging Instrument | Fair value hedges | Foreign currency swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0		0
Derivatives not designated as hedges
Derivative [Line Items]
Derivative assets, fair value	576		646		806
Derivative liabilities, fair value	650		797		1,149
Derivatives not designated as hedges | Interest rate swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	545		603		705
Derivatives not designated as hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	222		280		374
Derivatives not designated as hedges | Interest rate swaps related to securitization entities | Restricted other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0	[1]	0	[1]
Derivatives not designated as hedges | Interest rate swaps related to securitization entities | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	23		27	[1]	28	[1]
Derivatives not designated as hedges | Credit default swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	7		8		1
Derivatives not designated as hedges | Credit default swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	1		1		59
Derivatives not designated as hedges | Credit default swaps related to securitization entities | Restricted other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0	[1]	0	[1]
Derivatives not designated as hedges | Credit default swaps related to securitization entities | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	97		104	[1]	177	[1]
Derivatives not designated as hedges | Equity index options | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	17		25		39
Derivatives not designated as hedges | Equity index options | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	1		0		0
Derivatives not designated as hedges | Financial futures | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0		0
Derivatives not designated as hedges | Financial futures | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0		0
Derivatives not designated as hedges | Equity return swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	1		0		7
Derivatives not designated as hedges | Equity return swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		8		4
Derivatives not designated as hedges | Other foreign currency contracts | Other invested assets
Derivative [Line Items]
Derivative assets, fair value			0		9
Derivatives not designated as hedges | Other foreign currency contracts | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value			0		11
Derivatives not designated as hedges | Reinsurance embedded derivatives | Other assets
Derivative [Line Items]
Derivative assets, fair value			0	[2]	29	[2]
Derivatives not designated as hedges | Reinsurance embedded derivatives | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value			0	[2]	0	[2]
Derivatives not designated as hedges | GMWB embedded derivatives | Reinsurance recoverable
Derivative [Line Items]
Derivative assets, fair value	6	[3]	10	[3],[4]	16	[4]
Derivatives not designated as hedges | GMWB embedded derivatives | Policyholder account balances
Derivative [Line Items]
Derivative liabilities, fair value	272	[5]	350	[5]	492	[5]
Derivatives not designated as hedges | Fixed index annuity embedded derivatives | Other assets
Derivative [Line Items]
Derivative assets, fair value	0	[6]	0	[6]	0	[6]
Derivatives not designated as hedges | Fixed index annuity embedded derivatives | Policyholder account balances
Derivative [Line Items]
Derivative liabilities, fair value	$ 34	[6]	$ 27	[6]	$ 4	[6]

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	Represents embedded derivatives associated with certain reinsurance agreements.
[3]	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits ("GMWB") liabilities.
[4]	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
[5]	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
[6]	Represents the embedded derivatives associated with our fixed index annuity liabilities.